TrueShares Structured Outcome (March) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 7.8%(a)(b)	Notional Amount	Contracts	Value
Call Options - 7.8%			$–
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.08	$31,018,051	593	$3,144,353
TOTAL PURCHASED OPTIONS (Cost $2,563,265)			$3,144,353

SHORT-TERM INVESTMENTS - 94.2%
Money Market Funds - 0.7%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		272,964	272,964
U.S. Treasury Bills - 93.5%		Par
5.03%, 02/20/2025(d)		$39,358,000	37,653,109
TOTAL SHORT-TERM INVESTMENTS (Cost $37,955,493)			37,926,073

TOTAL INVESTMENTS - 102.0% (Cost $40,518,758)			$41,070,426
Liabilities in Excess of Other Assets - (2.0)%			(773,033)
TOTAL NET ASSETS - 100.0%			$40,297,393

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (March) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (1.9)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $457.27	$45,036,327	861	$751,162
TOTAL OPTIONS WRITTEN (Premiums received $943,050)			$751,162

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (March) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$3,144,353	$–	$3,144,353
Money Market Funds	272,964	–	–	272,964
U.S. Treasury Bills	–	37,653,109	–	37,653,109
Total Assets	$272,964	$40,797,462	$–	$41,070,426

Liabilities:
Options Written	$–	$751,162	$–	$751,162
Total Liabilities	$–	$751,162	$–	$751,162

Refer to the Schedule of Investments for industry classifications.